Statement of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Stocks To Be Issued [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 0	$ 37,760	$ 2,268,240	$ 1,892,065	$ (296,007)	$ 3,902,058
Shares, Outstanding, Beginning Balance at Dec. 31, 2021	0	3,776,000
Issuance of common shares		$ 3,163	2,438,802	(1,892,065)		549,900
Stock Issued During Period, Shares, New Issues		316,250
Conversion to preferred shares	$ 1	$ (7,000)	6,999
Conversion of Stock, Shares Issued	140
Conversion of Stock, Amount Converted		(700,000)
Net loss					(1,242,584)	(1,242,584)
Ending balance, value at Dec. 31, 2022	$ 1	$ 33,923	4,714,041	0	(1,538,591)	3,209,374
Shares, Outstanding, Ending Balance at Dec. 31, 2022	140	3,392,250
Issuance of common shares		$ 750	(750)
Stock Issued During Period, Shares, New Issues		75,005
Conversion to preferred shares	$ 1	$ (2,500)	2,499
Conversion of Stock, Shares Issued	50
Conversion of Stock, Amount Converted		(250,000)
Net loss					(1,794,455)	(1,794,455)
Ending balance, value at Dec. 31, 2023	$ 2	$ 32,173	$ 4,715,790	$ 0	$ (3,333,046)	$ 1,414,919
Shares, Outstanding, Ending Balance at Dec. 31, 2023	190	3,217,255